Issued Share Capital - Schedule of Issued Share Capital (Details) $ / shares in Units, £ in Thousands, $ in Thousands		3 Months Ended																12 Months Ended
		Mar. 31, 2019 USD ($) shares		Dec. 31, 2018 USD ($) shares		Sep. 30, 2018 USD ($) shares		Jun. 30, 2018 USD ($) shares		Mar. 31, 2018 USD ($) shares		Dec. 31, 2017 USD ($) shares		Sep. 30, 2017 USD ($) shares		Jun. 30, 2017 USD ($) shares		Mar. 31, 2019 USD ($) shares $ / shares		Mar. 31, 2018 USD ($) shares $ / shares		Mar. 31, 2019 GBP (£) shares		Jan. 31, 2019 shares	Mar. 31, 2018 GBP (£) shares		Mar. 31, 2017 shares
Disclosure of classes of share capital [line items]
Shares issued, value | $		$ 742		$ 641		$ 1,471		$ 1,138		$ 2,681		$ 657		$ 114		$ 5
Share capital | $		$ 39,326								$ 35,334								$ 39,326		$ 35,334
Ordinary shares authorized		150,000,000	[1]							100,000,000								150,000,000	[1]	100,000,000		150,000,000	[1]		100,000,000
Ordinary shares authorized, value | £																						£ 45,000			£ 30,000
'A' Ordinary Shares
Disclosure of classes of share capital [line items]
Ordinary shares allotted, called up and fully paid	[2]	67,291,738								55,718,423								67,291,738		55,718,423		67,291,738			55,718,423		41,312,202
Shares issued		1,892,518	[2]	1,659,767	[2]	3,773,385	[2]	2,747,645	[2]	2,757,743	[2]	1,681,520	[2]	288,291	[2]	12,000	[2]	10,073,315		4,739,554
'A' Ordinary Shares | 2015 Share Plan
Disclosure of classes of share capital [line items]
Shares issued																		10,416		10,208
Average exercise price | $ / shares																		$ 7.92		$ 8.71
'A' Ordinary Shares | Issuance Towards Reliance Industries Limited
Disclosure of classes of share capital [line items]
Shares issued																		3,111,088
Average exercise price | $ / shares																		$ 15.00
'A' Ordinary Shares | Exercise Against Restricted Share Unit/Management Scheme
Disclosure of classes of share capital [line items]
Shares issued																		770,541		683,158
Average exercise price | $ / shares																		$ 0.39		$ 0.40
Shares exercised																		183,000		225,000
'A' Ordinary Shares | Issuance Towards Settlement Of Convertible Notes
Disclosure of classes of share capital [line items]
Shares issued																		4,411,359		2,624,668
'A' Ordinary Shares | Issuance To Founders Group
Disclosure of classes of share capital [line items]
Shares issued																		1,769,911		1,421,520
Average exercise price | $ / shares																		$ 14.69		$ 11.60
'A' Ordinary Shares | Transfer of B Ordinary to A Ordinary Share
Disclosure of classes of share capital [line items]
Ordinary shares allotted, called up and fully paid		1,500,000	[2]							9,666,667	[2]	9,666,667						1,500,000	[2]	9,666,667	[2]	1,500,000	[2]	1,500,000	9,666,667	[2]
'B' Ordinary Shares
Disclosure of classes of share capital [line items]
Ordinary shares allotted, called up and fully paid	[2]	8,212,715								9,712,715								8,212,715		9,712,715		8,212,715			9,712,715		19,379,382
Shares issued	[2]
'B' Ordinary Shares | Transfer of B Ordinary to A Ordinary Share
Disclosure of classes of share capital [line items]
Ordinary shares allotted, called up and fully paid	[2]	(1,500,000)								(9,666,667)								(1,500,000)		(9,666,667)		(1,500,000)			(9,666,667)
"B" Ordinary Shares
Disclosure of classes of share capital [line items]
Shares issued	[2]
"B" Ordinary Shares | Transfer of B Ordinary to A Ordinary Share
Disclosure of classes of share capital [line items]
Ordinary shares allotted, called up and fully paid												(9,666,667)												(1,500,000)

[1]	The Company increased authorized number of shares on October 25,2018.
[2]	Each A ordinary shares is entitled to one vote on all matters and each B shares shares is entitled to ten votes.